Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	We do not have a formal policy on the timing of awards of options in relation to our disclosure of material nonpublic information. The Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about us that has not been publicly disclosed. Option grants are generally effective on the date the award determination is made by the Compensation Committee, and the exercise price of options is the closing market price of our common shares on the date of the grant or, if the grant is made on a weekend or holiday, on the prior business day.

During the fiscal year ended December 31, 2025, we did not award any options to a named executive officer in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material non-public information, and ending one business day after the filing or furnishing of such report.

Award Timing MNPI Considered [Flag]	false
MNPI Disclosure Timed for Compensation Value [Flag]	false